Schedule of Investments (unaudited) October 31, 2020	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
GUD Holdings Ltd.	4,496	$39,877

Belgium — 0.9%
Solvay SA	2,448	198,753
Umicore SA	6,624	254,936

		453,689

Canada — 1.0%
Linamar Corp.	1,648	53,827
Magna International Inc.	9,456	482,463
Martinrea International Inc.	2,915	21,928

		558,218

China — 2.5%
BYD Co. Ltd., Class H	24,000	476,915
NIO Inc., ADR(a)	28,080	858,686

		1,335,601

France — 4.4%
Cie. Plastic Omnium SA	2,096	47,732
Faurecia SE(a)	2,416	91,577
Schneider Electric SE	16,480	2,000,298
Valeo SA	7,232	218,776

		2,358,383

Germany — 10.9%
Bayerische Motoren Werke AG	11,072	756,808
Continental AG	3,712	394,688
Daimler AG, Registered	30,001	1,551,631
Hella GmbH & Co. KGaA(a)	1,600	69,854
Infineon Technologies AG	43,984	1,224,510
Siemens AG, Registered	14,928	1,751,060
Stabilus SA	832	47,120

		5,795,671

Hong Kong — 0.1%
Johnson Electric Holdings Ltd.	17,000	35,119

Japan — 10.2%
Aisin Seiki Co. Ltd.	5,300	159,446
Alps Alpine Co. Ltd.	6,800	97,115
Denso Corp.	13,600	629,393
Exedy Corp.	1,600	20,050
Futaba Industrial Co. Ltd.	1,700	8,505
GS Yuasa Corp.	1,800	31,200
Harmonic Drive Systems Inc.	1,700	111,881
Honda Motor Co. Ltd.	46,900	1,092,419
Koito Manufacturing Co. Ltd.	3,200	153,664
Musashi Seimitsu Industry Co. Ltd.	1,800	18,716
NGK Spark Plug Co. Ltd.	5,100	89,033
Nissan Motor Co. Ltd.(a)	72,900	255,227
Panasonic Corp.	72,000	661,664
Stanley Electric Co. Ltd.	3,400	96,269
Tokai Rika Co. Ltd.	1,800	27,980
Toyoda Gosei Co. Ltd.	1,800	45,422
Toyota Boshoku Corp.	3,200	46,099
Toyota Motor Corp.	28,800	1,874,176

		5,418,259

Netherlands — 3.4%
NXP Semiconductors NV	9,344	1,262,561
TomTom NV(a)	2,384	16,023

Security	Shares	Value

Netherlands (continued)
Yandex NV, Class A(a)	9,664	$556,357

		1,834,941

South Korea — 9.3%
Hanon Systems	6,800	67,119
Hyundai Mobis Co. Ltd.	2,176	432,439
Hyundai Motor Co.	4,672	677,310
Hyundai Wia Corp.	656	24,137
Iljin Materials Co. Ltd.	832	31,309
LG Chem Ltd.	1,552	835,703
Samsung Electro-Mechanics Co. Ltd.	1,888	222,127
Samsung Electronics Co. Ltd.	39,984	1,994,443
Samsung SDI Co. Ltd.	1,760	685,573

		4,970,160

Spain — 0.1%
Cie. Automotive SA	2,736	53,542

Sweden — 1.8%
Volvo AB, Class B(a)	50,372	979,863

Switzerland — 2.9%
ABB Ltd., Registered	63,920	1,551,710
Autoneum Holding AG(a)	144	17,848

		1,569,558

Taiwan — 0.1%
Himax Technologies Inc., ADR(a)	6,496	22,931
International CSRC Investment Holdings Co.	37,430	25,648

		48,579

United Kingdom — 1.5%
Aptiv PLC	8,560	825,954

United States — 48.5%
Adient PLC(a)(b)	3,328	70,620
Albemarle Corp.	3,616	337,047
Alphabet Inc., Class A(a)	1,264	2,042,763
Ambarella Inc.(a)	1,104	60,356
Analog Devices Inc.	12,416	1,471,668
Apple Inc.	22,064	2,401,887
Autoliv Inc.	3,024	229,219
BorgWarner Inc.	7,040	246,259
Cooper-Standard Holdings Inc.(a)	880	13,807
CTS Corp.	1,104	30,514
Dana Inc.	5,440	76,106
Ford Motor Co.	132,672	1,025,554
Garmin Ltd.	4,784	497,632
General Motors Co.	44,864	1,549,154
Gentex Corp.	8,416	232,871
Gentherm Inc.(a)	1,216	56,289
II-VI Inc.(a)	2,960	134,591
Intel Corp.	28,448	1,259,677
Johnson Controls International PLC	25,104	1,059,640
Lear Corp.	2,064	249,352
Livent Corp.(a)	5,040	54,180
Lydall Inc.(a)	640	12,666
Marvell Technology Group Ltd.	22,368	839,024
Maxim Integrated Products Inc.	8,960	624,064
Methode Electronics Inc.	1,312	40,370
Motorcar Parts of America Inc.(a)	610	8,985
NVIDIA Corp.	5,136	2,574,985
ON Semiconductor Corp.(a)	13,664	342,830
Qorvo Inc.(a)	3,808	484,987

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
QUALCOMM Inc.	20,672	$2,550,098
Standard Motor Products Inc.	752	34,442
Stoneridge Inc.(a)	976	22,282
Tenneco Inc., Class A(a)	2,640	22,757
Tesla Inc.(a)(b)	10,352	4,016,990
Veoneer Inc.(a)	3,728	57,299
Vishay Intertechnology Inc.	4,336	70,330
Vishay Precision Group Inc.(a)	362	8,648
Visteon Corp.(a)	992	88,933
Xilinx Inc.	8,272	981,804

		25,880,680

Total Common Stocks — 97.7% (Cost: $44,759,893)		52,158,094

Preferred Stocks

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	4,048	147,741

Germany — 1.8%
Schaeffler AG, Preference Shares, NVS	5,777	35,161
Volkswagen AG, Preference Shares, NVS	6,240	909,310

		944,471

Total Preferred Stocks — 2.1% (Cost: $1,229,831)		1,092,212

Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	4,088,510	$4,091,372
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	80,000	80,000

		4,171,372

Total Short-Term Investments — 7.8% (Cost: $4,171,781)		4,171,372

Total Investments in Securities — 107.6% (Cost: $50,161,505)		57,421,678

Other Assets, Less Liabilities — (7.6)%		(4,054,872)

Net Assets — 100.0%		$53,366,806

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,376	$4,071,407	(a)	$—	$(4)	$(407)	$4,091,372	4,088,510	$115	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	80,000	(a)	—	—	—	80,000	80,000	4		—

					$(4)	$(407)	$4,171,372		$119		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Self-Driving EV and Tech ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$52,158,094	$—	$—	$52,158,094
Preferred Stocks	1,092,212	—	—	1,092,212
Money Market Funds	4,171,372	—	—	4,171,372

	$57,421,678	$—	$—	$57,421,678

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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